Debt	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Debt

22.	Debt
Debt classified within current liabilities included short-term borrowings from banks and other financing with an original maturity date falling within twelve months, as well as the current portion of long-term debt. Debt classified within non-current liabilities included borrowings from banks and other financing with maturity dates greater than twelve months (long-term debt), net of the current portion.
The following table summarizes the Company's current and non-current Debt by maturity date (amounts include accrued interest:

	At December 31,
	2025					2024
(€ million)	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non- current)	Total Debt
Notes	2,945	11,048	9,208	20,256	23,201	949	9,114	9,054	18,168	19,117
Borrowings from banks	1,311	609	40	649	1,960	3,119	371	82	453	3,572
Asset-backed financing	7,247	7,434	798	8,232	15,479	5,645	3,681	690	4,371	10,016
Lease liabilities	818	967	669	1,636	2,454	858	883	815	1,698	2,556
Other debt	1,800	1,006	47	1,053	2,853	1,628	291	47	338	1,966
Total Debt	14,121	21,064	10,762	31,826	45,947	12,199	14,340	10,688	25,028	37,227
For additional information on the maturity analysis of financial liabilities, refer to Note 32, Qualitative and quantitative information on financial risks.
Total debt as of December 31, 2025 increased by approximately €8.7 billion as compared to December 31,
2024. This was primarily driven by €5.1 billion of new bond issuances, and an increase in financial services funding, partially offset by €0.8 billion of European Investment Bank (“EIB”) loans repaid at maturity, and
€0.7 billion of bond repayments at maturity.
Notes
The following table summarizes the notes outstanding at December 31, 2025 and 2024:

					At December 31,
(€ million)	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2025	2024
Stellantis (Peugeot S.A. issuances):
STELLANTIS N.V. (Peugeot S.A.) 2018	EUR	650	2.000	Q1/2025	—	660
STELLANTIS N.V. (Peugeot S.A.) 2019	EUR	600	1.125	Q3/2029	598	597
STELLANTIS N.V. (Peugeot S.A.) 2020	EUR	1,000	2.750	Q2/2026	1,022	1,024
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	60	1.600	Q2/2026	61	61
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	50	1.810	Q2/2027	50	50
STELLANTIS N.V. (Peugeot S.A.) Schuldschein 2019	EUR	204	Euribor 6M + 1.400	Q2/2026	206	206
Medium Term Note Program(1):
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,250	3.875	Q1/2026	1,299	1,347
STELLANTIS N.V. (FCA N.V.) 2020	EUR	1,000	4.500	Q3/2028	1,131	1,162
STELLANTIS N.V. 2021	EUR	1,250	0.625	Q1/2027	1,259	1,260
STELLANTIS N.V. 2021	EUR	1,250	0.750	Q1/2029	1,256	1,255
STELLANTIS N.V. 2021	EUR	1,250	1.250	Q2/2033	1,245	1,243
STELLANTIS N.V. 2022	EUR	1,000	2.750	Q2/2032	1,020	1,022
STELLANTIS N.V. 2023 - green bond	EUR	1,250	4.375	Q1/2030	1,294	1,296
STELLANTIS N.V. 2023	EUR	1,250	4.250	Q2/2031	1,271	1,270
STELLANTIS N.V. 2024	EUR	750	3.500	Q3/2030	754	753
STELLANTIS N.V. 2024 - green bond	EUR	500	3.750	Q1/2036	508	508
STELLANTIS N.V. 2024	EUR	750	3.375	Q4/2028	749	763
STELLANTIS N.V. 2024	EUR	750	4.000	Q1/2034	765	749
STELLANTIS N.V. 2025	EUR	700	3.875	Q2/2031	712	—
STELLANTIS N.V. 2025	EUR	800	4.625	Q2/2035	816	—
Other Notes:
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	1.711	Q1/2027	857	968
STELLANTIS FINANCE U.S. 2021	U.S $	1,000	2.691	Q3/2031	855	967
STELLANTIS FINANCE U.S. 2022	U.S. $	550	5.625	Q1/2028	484	539
STELLANTIS FINANCE U.S. 2022	U.S. $	700	6.375	Q3/2032	606	682
STELLANTIS FINANCE US 2025	U.S. $	500	5.350	Q1/2028	434	—
STELLANTIS FINANCE US 2025	U.S. $	750	5.750	Q1/2030	648	—
STELLANTIS FINANCE US 2025	U.S. $	1,000	6.450	Q1/2035	862	—
GIE PSA Trésorerie 2003	EUR	600	6.000	Q3/2033	721	735
STELLANTIS FINANCIAL SERVICES US 2025	U.S. $	300	SOFR + 1.690	Q3/2028	254	—
STELLANTIS FINANCIAL SERVICES US 2025	U.S. $	1,000	4.950	Q3/2028	858	—
STELLANTIS FINANCIAL SERVICES US 2025	U.S. $	700	5.400	Q3/2030	606	—
Total Notes					23,201	19,117
(1) Listed on the Irish Stock Exchange
Notes Issued by Peugeot S.A
Bonds issued by Peugeot S.A. are governed by the terms and conditions of the Peugeot S.A. €5 billion Euro
Medium Term Note (“EMTN”) Program that was renewed on June 8, 2020 for the last time. Those bonds are guaranteed by GIE PSA Trésorerie.
In April 2019, Peugeot S.A. raised funds using a private investment under German law through a
Schuldscheindarlehen. This transaction was structured in several tranches denominated in Euros, with maturities up to Q2 2027.
In March 2025, the Company repaid, at maturity, a €650 million note issued by PSA in 2018.
Notes Issued Under the Medium Term Note Program
Certain notes issued by Stellantis were governed by the terms and conditions of the Medium-Term Note (“MTN”)
Program (previously known as the Global Medium Term Note Program, or “GMTN” Program) formerly available to FCA N.V., the predecessor of Stellantis N.V. A maximum of €20 billion was allowed under this program, and notes of €2.25 billion (principal amounts) were outstanding as at December 31, 2025.
After the merger, Stellantis established a EMTN under which it may from time to time issue notes up to an amount of €30 billion.
Under the €30 billion EMTN Program, the Company issued two bonds during the year ended December 31,
2025:
•In June 2025, a EUR bond with principal amount of €800 million with an interest rate of 4.63 percent and which matures in June 2035; and
•In June 2025, a EUR bond with principal amount of €700 million with an interest rate of 3.88 percent and which matures in June 2031.
As at December 31, 2025, the outstanding principal amount of the notes issued under the successive versions of the program, after the merger, was €11.5 billion.
These notes impose covenants on the issuer, which include: (i) negative pledge clauses which require that in the case that any security interest upon assets of Stellantis N.V. is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding notes; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Stellantis N.V.; (iii) periodic disclosure obligations; (iv)
cross-default clauses which require immediate repayment of the notes under certain events of default on other financial instruments issued by Stellantis' main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the notes. As of
December 31, 2025, Stellantis was in compliance with the covenants of the notes under the MTN Program.
From time to time, Stellantis may buy back notes in the market. Such buybacks, if made, depend upon market conditions, the Company's financial situation and other factors which could affect such decisions.
Other Notes
In March 2025, Stellantis Finance U.S. Inc issued three bonds guaranteed by Stellantis N.V,:
• a USD bond with principal amount of $1,000 million with an interest rate of 6.45 percent and which matures in
March 2035;
• a USD bond with principal amount of $750 million with an interest rate of 5.75 percent and which matures in
March 2030; and
• a USD bond with principal amount of $500 million with an interest rate of 5.35 percent and which matures in
March 2028.
The Notes issued by Stellantis Finance U.S. Inc impose covenants on Stellantis N.V. including: (i) negative pledge clauses which require that in the case that any security interest upon assets of Stellantis N.V. is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding Notes; (ii) pari passu clauses, under which the Notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Stellantis N.V.; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the Notes under certain events of default on other financial instruments issued by Stellantis’ main entities; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the Notes. As of December 31, 2025, Stellantis was in compliance with the covenants of the Notes.
In September 2025, SFS U.S. issued three bonds:
• a USD bond with principal amount of $700 million with an interest rate of 5.40 percent and which matures in
September 2030;
• a USD bond with principal amount of $1,000 million with an interest rate of 4.95 percent and which matures in
September 2028; and
• a USD bond with principal amount of $300 million with a floating interest rate and which matures in September
2028.
The notes issued by SFS U.S. are not guaranteed by Stellantis N.V. These notes impose covenants on the issuer, which include : (i) negative pledge clauses which require that in the case that any security interest upon assets of SFS U.S. is granted in connection with other notes or debt securities having the same ranking, such a security should be equally and ratably extended to the outstanding notes; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of SFS
U.S.; (iii) periodic disclosure obligations; (iv) cross-default clauses which require immediate repayment of the notes under certain events of default on other financial instruments issued by SFS U.S.; and (v) other clauses that are generally applicable to securities of a similar type. A breach of these covenants may require the early repayment of the notes. As of December 31, 2025, SFS U.S. was in compliance with the covenants of the notes.
As at December 31, 2025, all the outstanding notes of Stellantis were rated “Baa2” by Moody’s Investors Service and “BBB” by S&P Global Ratings. Refer to Note 33, Subsequent events for additional information.
Borrowings from banks
The following are a description of our most significant borrowings from banks as at December 31, 2025:
European Investment Bank Borrowings
Stellantis has a financing agreement with the EIB for €0.1 billion outstanding at December 31, 2025 (€0.9 billion at December 31, 2024). This funding supports the investment plan for advanced manufacturing technologies to produce a new electric vehicle platform at the Kragujevac plant in Serbia.
In March 2025, Stellantis repaid, at maturity, a €300 million European Investment Bank loan.
In September 2025, Stellantis repaid, at maturity, a €484 million European Investment Bank loan.
Brazil
Stellantis’ Brazilian subsidiaries have access to various local bank facilities in order to fund investments and operations including financial services activities. Total debt outstanding under those facilities amounted to a principal amount of €0.4 billion at December 31, 2025 (€0.5 billion at December 31, 2024).
Undrawn committed credit lines
Stellantis N.V. has a syndicated revolving credit facility (“RCF”) of €12 billion, originally signed in July 2021 amended and extended in July 2024. The syndicated credit facility includes a broad-based group of 29 banks from Europe, U.S. and Asia. The RCF is structured in two tranches: €6 billion, with an original three-year tenor
(July 2027), and €6.0 billion, with an original five-year tenor (July 2029), each tranche benefiting from two further extension options, each of one year exercisable on the first and second anniversary of the amendment signing date. The first extension option was activated in June 2025, extending the maturities to July 2028 and July 2030, respectively, for the two tranches. The amount utilized under this credit line was nil at December 31, 2025.
In December 2025, SFS U.S. established a €1.9 billion ($2.2 billion) privately placed Commercial Paper (“CP”)
program under Section 4(a)(2) of the Securities Act of 1933. Notes issued under this program may have maturities up to 397 days from the date of issue and may be sold at a discount or bear interest at variable rates.
At December 31, 2025, no notes outstanding under the CP program.
Concurrent with the establishment of the CP program, to provide dedicated liquidity support for this program, the committed credit line originally signed by SFS U.S. in March 2024, of €0.9 billion ($1 billion) has been amended and refinanced in December 2025 (“SFS RCF”). The SFS RCF is structured in two tranches:
€0.8 billion ($1 billion), with a 364-days tenor, and €1.1 billion ($1.3 billion ), with a three-year tenor, with each tranche benefiting from two further extension options, each of one-year exercisable on the first and second anniversary of the amendment signing date. The amount utilized under this credit line was nil at December 31,
2025.
In January 2025, the Company entered a new committed credit line of €4.0 billion with a pool of relationship banks. The facility line is available for general corporate and working capital purposes of the Company, including without limitation the refinancing of existing indebtedness of the Company. The line originally had a one year tenor with two extension options, at the Company’s discretion, of six month each. The first extension option was activated in December 2025, extending the maturity to July 2026 The amount utilized under this credit line was nil at December 31, 2025.
The covenants of the committed credit lines include negative pledge, pari passu, cross-default and change of control clauses. Failure to comply with these covenants, and in certain cases if not suitably remedied, can lead to the requirement of early repayment of any outstanding amounts. As of December 31, 2025, Stellantis was in compliance with the covenants.
Asset-backed financing
Asset-backed financings, including warehouse credit facilities, asset-backed term notes and asset-backed securities (“ABS”) term loans, primarily represented the amount of financing received by SFS U.S. through securitization programs of €14,759 million as of December 31, 2025 (€9,866 million at December 31, 2024), that will be settled through the collection of a portfolio of receivables which originate from consumers.
The retail consumer contracts, lease and commercial loans to dealers are pledged to special purpose entities as collateral.
The following table summarizes the asset-back financing amounts at December 31, 2025 and 2024:

				At December 31,
(€ million)	Currency	Interest rate %	Maturity(1)	2025	2024
Warehouse Credit Facilities:
SFS Funding I	USD	CP/SOFR+spread	Q4/2027	4,442	4,034
FIARC	USD	SOFR+spread	Q4/2027	28	60
SFMOT Floorplan Facility	USD	CP/SOFR+spread	Q3/2027	945	565
Term Notes:
FIAOT 2021-1	USD	0.45%-5.37%	Q2/2028	—	27
FIAOT 2021-2	USD	0.48%-3.14%	Q4/2028	30	63
FIAOT 2022-1	USD	2.03%-5.41%	Q2/2029	41	83
FIAOT 2022-2	USD	6.26%-8.71%	Q4/2029	44	95
FIAOT 2023-1	USD	6.44%-7.74%	Q1/2031	72	131
FIAOT 2025-1	USD	4.21%-5.22%	Q4/2033	533	—
SFAST 2023-1	USD	5.47%-5.97%	Q1/2031	268	522
SFAST 2024-1	USD	4.94%-5.59%	Q1/2032	349	645
SFAST 2024-2	USD	5.26%-5.71%	Q1/2032	427	760
SFAST 2024-3	USD	4.55%-4.98%	Q4/2032	474	829
SFAST 2025-1	USD	4.49%-5.20%	Q4/2032	520	—
SFAST 2025-2	USD	4.44%-5.05%	Q2/2033	632	—
SFAST 2025-3	USD	4.09%-4.64%	Q4/2033	631	—
SFUEL 2025-A	USD	4.47%-5.08%	Q3/2029	1,086	—
SFUEL 2025-B	USD	4.27%-4.71%	Q1/2030	1,169	—
SFUEL 2025-C	USD	3.88%-4.44%	Q3/2030	1,283	—
Term Loans:
SFAF 2024-1	USD	4.82%	Q3/2032	839	555
SFAF 2024-2	USD	5.45%	Q3/2027	292	590
SFALV 2024-1	USD	4.80%	Q1/2030	654	907
Total				14,759	9,866
(1) Final maturity of the commitment for the warehouse credit facilities and the expected date of the last payment for the Term Notes
Warehouse Credit Facilities
There are three revolving warehouse credit facilities used to finance loan originations by SFS U.S. The Company believes that the credit facilities will continue to be renewed or replaced, and that it will be able to secure additional sources of financing on satisfactory terms; however, there can be no assurance that it will be able to do so. In the event that the Company is unable to renew its facilities, the receivables pledged of €7.0 billion
($8.2 billion) as of December 31, 2025 would amortize over time to pay down the warehouse credit facilities;
however, the Company would not be able to finance new receivables without alternative sources of funding.
SFS U.S. uses interest rate derivatives in order to reduce the interest rate risk of certain warehouse credit facilities where the underlying receivables carry fixed rate of interest and borrowings are based on the floating rate SOFR indices.
ABS Term Notes
ABS Term Notes are issued in various classes ranging from Class A to Class E Notes. These notes are sequentially paid with Class A Notes paid first. The range in interest rates depends on the level of risk of loss and is determined by investor interest in each class of the notes.
ABS Term Loans
ABS Term Loans are provided by various banks which advance term loan proceeds secured by a pool of either retail loan receivables or consumer leases. Two ABS Term Loans outstanding as of December 31, 2025, with an aggregate balance of €1.1 billion ($1.3 billion) are secured by retail loan receivables with an aggregate balance of €1.4 billion ($1.7 billion). The remaining ABS Term Loan facility with a balance of €654 million ($768 million) as of December 31, 2025, is secured by €833 million ($979 million) in consumer lease receivables.
The terms governing the warehouse credit facilities and ABS Term Loans contains numerous covenants relating to the issuer’s business, the observance of certain financial covenants, the avoidance of certain levels of delinquency and credit loss experience and other matters. A breach of a covenant, if not cured within the time limits specified, could precipitate events of default that might result in the acceleration of the ABS Term Loan or warehouse credit facilities. The ABS Term Notes generally do not contain financial covenants or covenants related to delinquency experience or credit losses. The Company was not in default with respect to any financial and non-financial covenants governing these financing arrangements at December 31, 2025.
Refer to Note 25, Fair value measurement for additional information on fair and carrying values of assigned receivables and related liabilities.
Other
Additionally, there are:
•€712 million of debt relating to asset-backed financing in Brazil, at December 31, 2025 (€101 million at
December 31, 2024). The increase compared to 2024 primarily reflects new credit facilities drawn during
2025; and
• €8 million of debt relating to factoring transactions which do not meet the IFRS 9 derecognition requirements and are recognized within assets of the same amount as of December 31, 2025 (€49 million at December 31,
2024) in the Consolidated Statement of Financial Position, refer to Note 16, Trade receivables, other assets, prepaid expenses and tax receivables for additional information.
Other debt
Other debt primarily includes funds raised from financial services companies through money market instruments and deposits from dealers in South America, primarily in Brazil.
Lease liabilities
The following table summarizes the Company's current and non-current lease liabilities:
Lease liabilities included in the Statement of Financial Position

	At December 31,
(€ million)	2025	2024
Long-term debt (non-current)	1,636	1,698
Short-term debt and current portion of long-term debt (current)	818	858
Maturity analysis - contractual undiscounted cash flows

(€ million)	At December 31, 2025
Due within one year	837
Due between one and five years	1,126
Due beyond five years	870
Total undiscounted lease liabilities	2,833
In addition, the Company entered into commitments relating to leases not yet commenced of €1,005 million, of which the most significant relating to contracts are in North America and Enlarged Europe. In addition to the above, the Company entered into non-cancellable short-term leases, which have not been classified as lease liabilities, of €11 million which is expected to be settled within the next 12 months.
Debt secured by assets
At December 31, 2025, debt secured by assets of the Company amounted to nil (€23 million at December 31,
2024), excluding the Lease liabilities and Asset-backed financing as described above. The balance at
December 31, 2024 related to subsidized financing arrangements in South America which was repaid in 2025.
The total carrying amount of assets acting as security for loans for the Company amounted to nil, excluding the
Right-of-use assets as described in Note 11, Property, plant and equipment, at December 31, 2025 (€471 million at December 31, 2024). The decrease reflects the repayment of a loan in 2025.